Related Party Disclosures	12 Months Ended
Dec. 31, 2024
Related Party Disclosures [Abstract]
Related party disclosures
16.	Related party disclosures

Compensation to key management personnel of the Company:

($000s)	2024	2023
Compensation of directors:
Directors’ fees	836	734
Stock-based compensation	573	435
	1,409	1,169

Compensation of key management personnel:
Salaries and benefits and consulting fees	8,701	7,632
Stock-based compensation	2,592	2,511
	11,293	10,143
	12,702	11,312

During year ended December 31, 2024 and 2023, there were no payments to related parties other than compensation paid to key management personnel. These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.